Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 15, 2011
Registrant Name	dei_EntityRegistrantName	Aberdeen Funds
Central Index Key	dei_EntityCentralIndexKey	0001413594
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 19, 2011
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADLAX
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ADLCX
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AECRX
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEDSX
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Insititutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEDIX
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYDAX
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYDCX
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYDRX
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYDSX
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AYDIX

Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund
Aberdeen Emerging Markets Debt Local Currency Fund
Objective
The Aberdeen Emerging Markets Debt Local Currency Fund (the "Emerging Markets
Debt Local Currency Fund" or the "Fund") seeks long-term total return. Total return includes all aspects of return, including dividends, interest and share price appreciation/depreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Emerging Markets Debt Local Currency Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the
"Investing with Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of
Class A Sales Charges" section on page 26 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales - Waiver of Class A Sales
Charges" and "Reduction of Sales Charges" sections on pages 89-90 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Emerging Markets Debt Local Currency Fund	Class A	Class C	Class R	Institutional Class	Insititutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Aberdeen Emerging Markets Debt Local Currency Fund		Class A	Class C	Class R	Institutional Class	Insititutional Service Class
Management Fees		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.31%	0.28%	0.32%	0.28%	0.40%
Total Annual Fund Operating Expenses		1.36%	2.08%	1.62%	1.08%	1.20%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.18%	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.18%	1.90%	1.44%	0.90%	1.02%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.90% for all Classes of the Fund at least through the first year of operations. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the Fund's first year of operations.

Example
This Example is intended to help you compare the cost of investing in the
Emerging Markets Debt Local Currency Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Emerging Markets Debt Local Currency Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	540	821
Class C	293	635
Class R	147	494
Institutional Class	92	326
Insititutional Service Class	104	363

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Aberdeen Emerging Markets Debt Local Currency Fund Class C	193	635

Portfolio Turnover
The Emerging Markets Debt Local Currency Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Strategies
As a non-fundamental policy, under normal circumstances, the Emerging Markets
Debt Local Currency Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities that are denominated in the currency of or economically linked to an emerging market country and which are issued by: (a) government related bodies of emerging market countries; and/or (b) corporations that (i) are organized under the laws of, or have their principal office in, an emerging market country, (ii) have their principal securities trading market in an emerging market country, or
(iii) alone or on a consolidated basis derive 50% or more of their annual revenue or assets from goods produced, sales made or services performed in emerging markets countries.  An emerging market country is any country determined by the adviser or sub-adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

The portfolio management team will focus on the entire emerging markets local debt universe, investing in conventional and index-linked bonds, interest rates swaps, foreign exchange, conventional bonds and inflation-linked sovereign and quasi-sovereign bonds. The Fund may invest in both investment-grade and high yield securities. The Fund may invest in securities of any maturity.

The portfolio management team will seek to identify those instruments that are likely to provide the greatest outperformance, taking account of forward-looking risks. They will assess both the risk-return profile of an individual investment, as well as the risk-return impact of its incremental addition to the fund as a whole, and then construct a risk-controlled portfolio of instruments.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps ("CDS") (both single name CDS and CDX Index), currency swaps and forwards, and interest rate swaps.  CDS may be used to adjust the Fund's exposure to the emerging market debt sector and/or sell/buy protection on the credit risk of individual issuers or a basket of individual issuers.  CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains.  The base currency of the Fund is US Dollars.
Performance may be strongly influenced by movements in currency rates because the Fund may have exposure to a particular currency that is different to the value of the securities denominated in that currency held by the Fund.  Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps are primarily used to manage the Fund's interest rate exposure.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy previously noted, the derivative would be included in the
80% minimum.  For additional information regarding derivatives, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Emerging Markets Debt Local Currency Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Emerging Markets Debt Local
Currency Fund may be required to invest the proceeds in securities with lower yields.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Market Risk - the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Selection Risk - the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

High-Yield Bonds and Other Lower-Rated Securities - the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.
Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Prepayment Risk - as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk - principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Non-Diversified Fund Risk - because the Fund may hold larger positions in fewer securities than other funds, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.

Derivatives Risk (including Options, Futures and Swaps) - derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

   Speculative Exposure Risk - to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

   Hedged Exposure Risk - losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

   Correlation Risk - the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Non-Hedging Foreign Currency Trading Risk - the Fund may engage in forward foreign currency transactions for speculative purposes. In pursuing this strategy, the Adviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" portions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the
Fund.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
Performance information is not available for the Emerging Markets Debt Local
Currency Fund because it is new. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

[1]	The "Annual Fund Operating Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 19, 2011
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Emerging Markets Debt Local Currency Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Emerging Markets Debt Local Currency Fund (the "Emerging Markets
Debt Local Currency Fund" or the "Fund") seeks long-term total return. Total return includes all aspects of return, including dividends, interest and share price appreciation/depreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Emerging Markets Debt Local Currency Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the
"Investing with Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of
Class A Sales Charges" section on page 26 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales - Waiver of Class A Sales
Charges" and "Reduction of Sales Charges" sections on pages 89-90 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Emerging Markets Debt Local Currency Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The "Annual Fund Operating Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Emerging Markets Debt Local Currency Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a non-fundamental policy, under normal circumstances, the Emerging Markets
Debt Local Currency Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities that are denominated in the currency of or economically linked to an emerging market country and which are issued by: (a) government related bodies of emerging market countries; and/or (b) corporations that (i) are organized under the laws of, or have their principal office in, an emerging market country, (ii) have their principal securities trading market in an emerging market country, or
(iii) alone or on a consolidated basis derive 50% or more of their annual revenue or assets from goods produced, sales made or services performed in emerging markets countries.  An emerging market country is any country determined by the adviser or sub-adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

The portfolio management team will focus on the entire emerging markets local debt universe, investing in conventional and index-linked bonds, interest rates swaps, foreign exchange, conventional bonds and inflation-linked sovereign and quasi-sovereign bonds. The Fund may invest in both investment-grade and high yield securities. The Fund may invest in securities of any maturity.

The portfolio management team will seek to identify those instruments that are likely to provide the greatest outperformance, taking account of forward-looking risks. They will assess both the risk-return profile of an individual investment, as well as the risk-return impact of its incremental addition to the fund as a whole, and then construct a risk-controlled portfolio of instruments.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps ("CDS") (both single name CDS and CDX Index), currency swaps and forwards, and interest rate swaps.  CDS may be used to adjust the Fund's exposure to the emerging market debt sector and/or sell/buy protection on the credit risk of individual issuers or a basket of individual issuers.  CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains.  The base currency of the Fund is US Dollars.
Performance may be strongly influenced by movements in currency rates because the Fund may have exposure to a particular currency that is different to the value of the securities denominated in that currency held by the Fund.  Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps are primarily used to manage the Fund's interest rate exposure.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy previously noted, the derivative would be included in the
80% minimum.  For additional information regarding derivatives, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Emerging Markets Debt Local Currency Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Emerging Markets Debt Local
Currency Fund may be required to invest the proceeds in securities with lower yields.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Market Risk - the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Selection Risk - the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

High-Yield Bonds and Other Lower-Rated Securities - the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.
Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Prepayment Risk - as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk - principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Non-Diversified Fund Risk - because the Fund may hold larger positions in fewer securities than other funds, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.

Derivatives Risk (including Options, Futures and Swaps) - derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

   Speculative Exposure Risk - to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

   Hedged Exposure Risk - losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

   Correlation Risk - the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Non-Hedging Foreign Currency Trading Risk - the Fund may engage in forward foreign currency transactions for speculative purposes. In pursuing this strategy, the Adviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" portions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the
Fund.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	because the Fund may hold larger positions in fewer securities than other funds, a single security's increase or decrease in value may have a greater impact on the Fund's value and total return.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information is not available for the Emerging Markets Debt Local
Currency Fund because it is new. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information is not available for the Emerging Markets Debt Local Currency Fund because it is new.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Aberdeen Emerging Markets Debt Local Currency Fund | Insititutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Emerging Markets Debt Local Currency Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	540
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	821
Aberdeen Emerging Markets Debt Local Currency Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	635
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	635
Aberdeen Emerging Markets Debt Local Currency Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.44%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	494
Aberdeen Emerging Markets Debt Local Currency Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	326
Aberdeen Emerging Markets Debt Local Currency Fund | Insititutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.02%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	363

[1]	The "Annual Fund Operating Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.90% for all Classes of the Fund at least through the first year of operations. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the Fund's first year of operations.

Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund
Aberdeen Global High Yield Bond Fund
Objective
The Aberdeen Global High Yield Bond Fund (the "Global High Yield Bond Fund" or
the "Fund") seeks total return. Total return includes all aspects of return, including dividends, interest and share price appreciation/depreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Global High Yield Bond Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A
Sales Charges" section on page 26 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales - Waiver of Class A Sales
Charges" and "Reduction of Sales Charges" sections on pages 89-90 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Global High Yield Bond Fund	Class A	Class C	Class R	Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Aberdeen Global High Yield Bond Fund		Class A	Class C	Class R	Institutional Class	Institutional Service Class
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.31%	0.28%	0.32%	0.28%	0.40%
Total Annual Fund Operating Expenses		1.21%	1.93%	1.47%	0.93%	1.05%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.18%	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.03%	1.75%	1.29%	0.75%	0.87%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser")have entered into a written contract limiting operating expenses to 0.75% for all Classes of the Fund at least through the Fund's first year of operations. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the Fund's first year of operations.

Example
This Example is intended to help you compare the cost of investing in the Global
High Yield Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Global High Yield Bond Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Global High Yield Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	526	776
Class C	278	589
Class R	131	448
Institutional Class	77	279
Institutional Service Class	89	316

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Aberdeen Global High Yield Bond Fund Class C	178	589

Portfolio Turnover
The Global High Yield Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Strategies
As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in bonds that are below investment grade (rated below "BBB-" by
Standard & Poor's or Fitch Ratings, below "Baa3" by Moody's Investor Services or comparably rated by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the portfolio managers to be of comparable quality) at the time of investment.  In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the lowest rating category received from an
NRSRO. For purposes of the 80% policy, bonds include, but are not limited to, corporate debt securities, bank loans, convertible securities, and asset backed securities, including commercial and residential mortgages.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

Under normal market conditions, the Fund will invest in securities from at least three countries.  The Fund will invest significantly (at least 40%, unless market conditions are not deemed favorable by the Fund's adviser in which case the Fund would invest at least 30%) in bonds of issuers organized or having their principal place of business outside the United States.

The Fund primarily invests in corporate debt securities, but is not limited to these securities. The Fund may also invest in bank loans, convertible securities, and asset backed securities, including commercial and residential mortgages. The Fund's investments may be of any credit quality, and may include securities not paying interest currently and securities in default following purchase.

Under normal conditions, the Fund may hold up to 10% of its net assets in cash and cash equivalents. However, the Fund may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or bond market events in which case up to 100% of the Fund's net assets may be held in ancillary liquid assets including short-term debt and debt-related securities listed or traded on an eligible market or OTC market.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps ("CDS") (both single name CDS and CDX Index), currency swaps and forwards, and interest rate swaps.  CDS may be used to adjust the Fund's exposure to the global high yield bond sector and/or sell/buy protection on the credit risk of individual issuers or a basket of individual issuers.  CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains.  Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps are primarily used to manage the Fund's interest rate exposure.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy previously noted, the derivative would be included in the
80% minimum.  For additional information regarding derivatives, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Global High Yield Bond Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Global High Yield Bond Fund may be required to invest the proceeds in securities with lower yields.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Market Risk - the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Selection Risk - the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

High-Yield Bonds and Other Lower-Rated Securities - the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.
Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Asset-Backed Securities - Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

Derivatives Risk (including Options, Futures and Swaps) - derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

   Speculative Exposure Risk - to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

   Hedged Exposure Risk - losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

   Correlation Risk - the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Non-Hedging Foreign Currency Trading Risk - the Fund may engage in forward foreign currency transactions for speculative purposes. In pursuing this strategy, the Adviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" portions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the
Fund.

Prepayment Risk - as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk - principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Portfolio Turnover - the Fund is anticipated to have a portfolio turnover rate exceeding 100% per year. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

Mortgage-Related Securities Risk - the Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Liquidity Risk - the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus. The Global High Yield Bond Fund cannot guarantee that it will achieve its investment objective.

Performance
Performance information is not available for the Global High Yield Bond Fund because it is new. For updated performance information, please visit
www.aberdeen-asset.us or call 866-667-9231.

[1]	The "Annual Fund Operating Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 19, 2011
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Global High Yield Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Global High Yield Bond Fund (the "Global High Yield Bond Fund" or
the "Fund") seeks total return. Total return includes all aspects of return, including dividends, interest and share price appreciation/depreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Global High Yield Bond Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A
Sales Charges" section on page 26 of the Fund's prospectus and in the
"Additional Information on Purchases and Sales - Waiver of Class A Sales
Charges" and "Reduction of Sales Charges" sections on pages 89-90 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Global High Yield Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The "Annual Fund Operating Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Global
High Yield Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Global High Yield Bond Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in bonds that are below investment grade (rated below "BBB-" by
Standard & Poor's or Fitch Ratings, below "Baa3" by Moody's Investor Services or comparably rated by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the portfolio managers to be of comparable quality) at the time of investment.  In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the lowest rating category received from an
NRSRO. For purposes of the 80% policy, bonds include, but are not limited to, corporate debt securities, bank loans, convertible securities, and asset backed securities, including commercial and residential mortgages.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Fund.

Under normal market conditions, the Fund will invest in securities from at least three countries.  The Fund will invest significantly (at least 40%, unless market conditions are not deemed favorable by the Fund's adviser in which case the Fund would invest at least 30%) in bonds of issuers organized or having their principal place of business outside the United States.

The Fund primarily invests in corporate debt securities, but is not limited to these securities. The Fund may also invest in bank loans, convertible securities, and asset backed securities, including commercial and residential mortgages. The Fund's investments may be of any credit quality, and may include securities not paying interest currently and securities in default following purchase.

Under normal conditions, the Fund may hold up to 10% of its net assets in cash and cash equivalents. However, the Fund may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or bond market events in which case up to 100% of the Fund's net assets may be held in ancillary liquid assets including short-term debt and debt-related securities listed or traded on an eligible market or OTC market.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps ("CDS") (both single name CDS and CDX Index), currency swaps and forwards, and interest rate swaps.  CDS may be used to adjust the Fund's exposure to the global high yield bond sector and/or sell/buy protection on the credit risk of individual issuers or a basket of individual issuers.  CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains.  Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps are primarily used to manage the Fund's interest rate exposure.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy previously noted, the derivative would be included in the
80% minimum.  For additional information regarding derivatives, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Global High Yield Bond Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Global High Yield Bond Fund may be required to invest the proceeds in securities with lower yields.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Market Risk - the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Selection Risk - the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

High-Yield Bonds and Other Lower-Rated Securities - the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.
Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Asset-Backed Securities - Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

Derivatives Risk (including Options, Futures and Swaps) - derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

   Speculative Exposure Risk - to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

   Hedged Exposure Risk - losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

   Correlation Risk - the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Non-Hedging Foreign Currency Trading Risk - the Fund may engage in forward foreign currency transactions for speculative purposes. In pursuing this strategy, the Adviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" portions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the
Fund.

Prepayment Risk - as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk - principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Portfolio Turnover - the Fund is anticipated to have a portfolio turnover rate exceeding 100% per year. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

Mortgage-Related Securities Risk - the Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Liquidity Risk - the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus. The Global High Yield Bond Fund cannot guarantee that it will achieve its investment objective.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information is not available for the Global High Yield Bond Fund because it is new. For updated performance information, please visit
www.aberdeen-asset.us or call 866-667-9231.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information is not available for the Global High Yield Bond Fund because it is new.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Global High Yield Bond Fund (Prospectus Summary) | Aberdeen Global High Yield Bond Fund | Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before the end of the Fund's first year of operations.
Aberdeen Global High Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.03%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	526
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	776
Aberdeen Global High Yield Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	278
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	589
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	589
Aberdeen Global High Yield Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.29%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	448
Aberdeen Global High Yield Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.75%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	279
Aberdeen Global High Yield Bond Fund | Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 15 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.87%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	316

[1]	The "Annual Fund Operating Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser")have entered into a written contract limiting operating expenses to 0.75% for all Classes of the Fund at least through the Fund's first year of operations. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before the end of the Fund's first year of operations.